Shareholders’ Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]
Equity [Abstract]
Authorized capital shares amount	$ 3,200,000
Ordinary shares authorized	4,000,000,000	4,000,000,000
Ordinary shares par value	$ 0.0008	$ 0.0008

[1]	Shares and per share data as of December 31, 2024 are presented on a retroactive basis to give effect to the reverse stock split.